Financial risk management - Summary of the capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Tier I common equity capital	₩ 35,469,554	₩ 32,461,864
Additional tier 1 capital	4,965,931	3,805,372
Tier I capital	40,435,485	36,267,236
Tier II capital	3,427,951	3,441,841
Total capital (A)	43,863,436	39,709,077
Total risk-weighted assets (B)	₩ 270,692,183	₩ 252,321,426
Capital adequacy ratio (A/B)	16.20%	15.74%
Tier I capital adequacy ratio	14.94%	14.37%
Common equity capital adequacy ratio	13.10%	12.87%